Capital Advisors Growth Fund
Schedule of Investments
September 30, 2025 (Unaudited)

COMMON STOCKS - 88.8%	Shares	Value
Administrative and Support Services - 2.9%
Uber Technologies, Inc. (a)	20,225	$1,981,443
Visa, Inc. - Class A	7,680	2,621,799
		4,603,242

Beverage and Tobacco Product Manufacturing - 1.9%
PepsiCo, Inc.	21,289	2,989,827

Chemical Manufacturing - 3.3%
Ecolab, Inc.	8,925	2,444,200
Procter & Gamble Co.	18,055	2,774,151
		5,218,351

Computer and Electronic Product Manufacturing - 19.0%
Apple, Inc.	33,665	8,572,119
Danaher Corp.	12,800	2,537,728
NVIDIA Corp.	65,000	12,127,700
Palo Alto Networks, Inc. (a)	18,350	3,736,427
Veralto Corp.	28,500	3,038,385
		30,012,359

Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services - 0.8%
Airbnb, Inc. - Class A (a)	10,775	1,308,300

Credit Intermediation and Related Activities - 5.7%
JPMorgan Chase & Co.	28,575	9,013,412

E-Commerce/Services - 1.7%
MercadoLibre, Inc. (a)	1,150	2,687,481

Electrical Equipment, Appliance, and Component Manufacturing - 1.7%
Rockwell Automation, Inc.	7,500	2,621,475

Insurance Carriers and Related Activities - 2.3%
Berkshire Hathaway, Inc. - Class B (a)	7,350	3,695,139

Machinery Manufacturing - 2.9%
Applied Materials, Inc.	22,450	4,596,413

Management of Companies and Enterprises - 1.9%
Sea Ltd. - ADR (a)	16,650	2,975,855

Mining (except Oil and Gas) - 3.6%
Cameco Corp.	38,120	3,196,743
Freeport-McMoRan, Inc.	62,975	2,469,880
		5,666,623

Miscellaneous Manufacturing - 4.3%
Intuitive Surgical, Inc. (a)	7,565	3,383,295
Stryker Corp.	9,325	3,447,173
		6,830,468

Oil and Gas Extraction - 2.1%
EQT Corp.	60,025	3,267,161

Professional, Scientific, and Technical Services - 6.4%
Accenture PLC - Class A	8,435	2,080,071
Alphabet, Inc. - Class C	32,800	7,988,440
		10,068,511

Publishing Industries - 7.2%
Microsoft Corp.	21,950	11,369,002

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 2.8%
Brookfield Corp.	47,225	3,238,690
IonQ, Inc. (a)	19,235	1,182,953
		4,421,643

Sporting Goods, Hobby, Musical Instrument, Book, and Miscellaneous Retailers - 7.7%
Amazon.com, Inc. (a)	40,525	8,898,074
DoorDash, Inc. - Class A (a)	12,150	3,304,679
		12,202,753

Transportation Equipment Manufacturing - 5.3%
Boeing Co. (a)	13,975	3,016,224
Honeywell International, Inc.	17,845	3,756,373
Tesla, Inc. (a)	3,620	1,609,886
		8,382,483

Utilities - 3.9%
Constellation Energy Corp.	9,825	3,233,113
GE Vernova, Inc.	4,795	2,948,445
		6,181,558

Waste Management and Remediation Services - 1.4%
Waste Management, Inc.	10,225	2,257,987
TOTAL COMMON STOCKS (Cost $66,344,276)		140,370,043

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 11.2%
First American Government Obligations Fund - Class X, 4.05%(b)	17,652,362	17,652,362
TOTAL MONEY MARKET FUNDS (Cost $17,652,362)		17,652,362

TOTAL INVESTMENTS - 100.0% (Cost $83,996,638)		158,022,405
Other Assets in Excess of Liabilities - 0.0% (c)		35,225
TOTAL NET ASSETS - 100.0%		$158,057,630

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
(c)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of September 30, 2025 (Unaudited)

Capital Advisors Growth Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$140,370,043	$–	$–	$140,370,043
Money Market Funds	17,652,362	–	–	17,652,362
Total Investments	$158,022,405	$–	$–	$158,022,405